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                                                               HEATHER C. HARKER
                                                       ASSISTANT GENERAL COUNSEL

March 8, 2018


Metropolitan Tower Life Insurance Company
200 Park Avenue
New York, NY 10166


VIA EDGAR TRANSMISSION


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   Metropolitan Tower Separate Account One and
      Metropolitan Tower Separate Account Two
      File Nos. 811-03617 and 811-04189

Ladies and Gentlemen:

Annual Reports dated December 31, 2017 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the Metropolitan Tower Separate Account One and Metropolitan Tower Separate Account Two of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183; and

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.


Sincerely,

/s/ Heather C. Harker

Heather C. Harker, Esq.
Assistant General Counsel
Metropolitan Tower Life Insurance Company